Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net (loss)	$ (34,080)	$ (101,260)	$ (50,182)	$ 152,221
Adjustments to reconcile net (loss) income to net cash from operating activites:
Net loss on sales and impairment on real estate held for sale	12,734		(12,734)	66,971
Provision for losses on mortgage loans receivable	48,741	156,734	254,310	116,172
Other than temporary investements on bond portfolio	100,000
Accounts receivable	(22,360)	5,385	9,250	(41,433)
Interest receivable	(12,152)	(2,380)	(8,504)	(453)
Prepaid expenses	(6,510)	(18,662)	(4,568)	(1,109)
Accounts payable	(400,855)	58,306	548,029	19,896
Net cash (used for) by provided by operating activities	(220,258)	155,393	832,499	420,102
Cash Flows from Investing Activities
Investment in mortgage loans	(2,048,933)		(2,209,583)	(3,129,367)
Collections of mortgage loans	2,425,251	1,423,390	2,648,201	3,702,860
Investment in bonds	(895,000)	(694,000)	(1,883,052)	(2,964,000)
Proceeds from bonds	83,870	87,000	723,000	216,861
Proceeds from real estate held for sale	(100,537)			48,029
Net cash (used for) provided by investing activities	(535,349)	816,390	(721,434)	(2,125,617)
Cash Flows from Financing Activities
Proceeds from the sale of secured investor certificates	558,000	2,020,000	2,786,000	930,000
Payments on secured investor certificate maturities	(2,582,000)	(237,000)	(723,000)	(1,531,000)
Payments for deferred costs	(27,528)	(92,697)	(157,554)	(120,984)
Net change in short term borrowings	2,000,000
Dividends paid	(234,893)	(234,892)	(335,560)	(453,005)
Net cash (used for) provided by financing activities	(286,421)	1,455,411	1,569,886	(1,174,989)
Net (Decrease) Increase in Cash and Cash Equivalents	(1,042,028)	2,427,194	1,680,951	(2,880,504)
Cash and Cash Equivalents - Beginning Period	2,183,441	502,490	502,490	3,382,994
Cash and Equivalents - Ending Period	$ 1,141,413	$ 2,929,684	$ 2,183,441	$ 502,490